Document and Entity Information	6 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Bit Origin Ltd
Entity Central Index Key	0001735556
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false